ACCRUED PAYROLL - OFFICER (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Compensation Related Costs [Abstract]
Employee-related Liabilities	$ 1,271,977		$ 1,185,879
Salary and Wage, Officer, Excluding Cost of Good and Service Sold	$ 86,098	$ 71,155